Summary of Significant Accounting Policies - Reconciliation of Cash, Cash Equivalents, and Restricted Cash (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 86,974	$ 65,470	$ 41,939	$ 32,451	$ 50,838
Restricted cash	1,472	1,472	1,472		200
Total cash, cash equivalents, and restricted cash	$ 88,446	$ 66,942	$ 43,411	$ 32,451	$ 51,038	$ 66,358